Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q3PH

Statement of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Focused Growth Fund 8
Franklin Growth Fund 10
Franklin Income Fund 16
Franklin U.S. Government Securities Fund 30
Franklin Utilities Fund 33
Notes to Statements of Investments 35

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2021
Franklin DynaTech Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Aerospace & Defense 0.4%
a
Axon Enterprise, Inc. ................................... United States 501,074 $ 88,589,883
a
TransDigm Group, Inc. ................................. United States 35,000 22,655,150
111,245,033
Automobiles 1.5%
a
Tesla, Inc. ........................................... United States 600,000 407,820,000
Banks 0.3%
a
SVB Financial Group ................................... United States 150,000 83,464,500
Biotechnology 1.6%
a,b
Applied Molecular Transport, Inc. ......................... United States 622,200 28,459,428
a
Argenx SE .......................................... Netherlands 300,000 90,522,234
a
BioNTech SE, ADR .................................... Germany 250,000 55,970,000
a
Intellia Therapeutics, Inc. ................................ United States 264,200 42,776,622
a
Moderna, Inc. ........................................ United States 400,000 93,992,000
a
Natera, Inc. .......................................... United States 1,000,000 113,530,000
425,250,284
Capital Markets 2.1%
Moody's Corp. ........................................ United States 265,000 96,028,050
MSCI, Inc. ........................................... United States 500,000 266,540,000
Tradeweb Markets, Inc., A ............................... United States 2,400,000 202,944,000
565,512,050
Chemicals 0.1%
a,c
SK IE Technology Co. Ltd., 144A, Reg S .................... South Korea 100,000 16,196,052
Commercial Services & Supplies 0.0%
†
a
ACV Auctions, Inc., A .................................. United States 68,094 1,745,249
Consumer Finance 0.0%
†
a
Upstart Holdings, Inc. .................................. United States 50,000 6,245,000
Diversified Consumer Services 0.4%
a
Chegg, Inc. .......................................... United States 1,200,000 99,732,000
Electric Utilities 0.6%
NextEra Energy, Inc. ................................... United States 2,050,000 150,224,000
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., A .................................... United States 1,200,000 82,092,000
Keyence Corp. ....................................... Japan 175,000 88,142,032
a
Keysight Technologies, Inc. .............................. United States 200,000 30,882,000
a
Zebra Technologies Corp., A ............................. United States 150,000 79,423,500
280,539,532
Entertainment 4.1%
Activision Blizzard, Inc. ................................. United States 1,000,000 95,440,000
a
Netflix, Inc. .......................................... United States 100,000 52,821,000
Nintendo Co. Ltd. ..................................... Japan 150,000 86,808,766
a
ROBLOX Corp., A ..................................... United States 2,000,000 179,960,000
a
Sea Ltd., ADR ........................................ Taiwan 2,500,000 686,500,000
1,101,529,766
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle International Corp. .......................... United States 500,000 97,550,000
Equinix, Inc. ......................................... United States 50,000 40,130,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. ............................. United States 400,000 $ 127,480,000
265,160,000
Food Products 0.0%
†
a
Oatly Group AB, ADR .................................. United States 51,800 1,267,028
Health Care Equipment & Supplies 6.4%
Abbott Laboratories .................................... United States 1,500,000 173,895,000
a
CryoPort, Inc. ........................................ United States 250,000 15,775,000
Danaher Corp. ....................................... United States 1,500,000 402,540,000
a
DexCom, Inc. ........................................ United States 100,000 42,700,000
a
Edwards Lifesciences Corp. ............................. United States 1,200,000 124,284,000
a
IDEXX Laboratories, Inc. ................................ United States 650,000 410,507,500
a
Inari Medical, Inc. ..................................... United States 825,000 76,956,000
a
Inmode Ltd. ......................................... United States 50,000 4,734,000
a
Insulet Corp. ......................................... United States 25,000 6,862,750
a
Intuitive Surgical, Inc. .................................. United States 250,000 229,910,000
STERIS plc .......................................... United States 500,000 103,150,000
Stryker Corp. ........................................ United States 500,000 129,865,000
1,721,179,250
Health Care Providers & Services 0.7%
a
Accolade, Inc. ........................................ United States 125,000 6,788,750
a
Guardant Health, Inc. .................................. United States 650,000 80,723,500
a
LifeStance Health Group, Inc. ............................ United States 1,160,900 32,342,674
UnitedHealth Group, Inc. ................................ United States 200,000 80,088,000
199,942,924
Health Care Technology 1.7%
a
Doximity, Inc., A ...................................... United States 110,900 6,454,380
a
Inspire Medical Systems, Inc. ............................ United States 750,000 144,945,000
a
Veeva Systems, Inc., A ................................. United States 1,000,000 310,950,000
462,349,380
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc., A ........................................ United States 250,000 38,285,000
a
Booking Holdings, Inc. ................................. United States 50,000 109,404,500
147,689,500
Industrial Conglomerates 0.4%
Roper Technologies, Inc. ................................ United States 200,000 94,040,000
Interactive Media & Services 9.6%
a
Adevinta ASA ........................................ France 1,000,000 19,184,419
a
Alphabet, Inc., A ...................................... United States 260,000 634,865,400
a
Alphabet, Inc., C ...................................... United States 67,170 168,349,514
a
Facebook, Inc., A ..................................... United States 2,100,000 730,191,000
a
Match Group, Inc. ..................................... United States 1,000,000 161,250,000
a
Pinterest, Inc., A ...................................... United States 2,500,000 197,375,000
a
Snap, Inc., A ......................................... United States 2,500,000 170,350,000
Tencent Holdings Ltd. .................................. China 5,000,000 376,460,126
a,c
Trustpilot Group plc, 144A, Reg S ......................... United Kingdom 2,007,100 9,479,388
a
ZoomInfo Technologies, Inc., A ........................... United States 2,000,000 104,340,000
2,571,844,847
Internet & Direct Marketing Retail 10.6%
a
Amazon.com, Inc. ..................................... United States 500,000 1,720,080,000
a
Chewy, Inc., A ........................................ United States 2,000,000 159,420,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,c
Delivery Hero SE, 144A, Reg S ........................... Saudi Arabia 700,000 $ 92,496,099
a,b
DoorDash, Inc., A ..................................... United States 100,000 17,833,000
a
Fiverr International Ltd. ................................. Israel 1,000,000 242,490,000
a,c
Meituan Dianping, B, 144A, Reg S ........................ China 1,000,000 41,250,899
a
MercadoLibre, Inc. .................................... Argentina 300,000 467,337,000
a
Ozon Holdings plc, ADR ................................ Russia 125,000 7,327,500
a
THG plc ............................................ United Kingdom 2,000,000 16,877,480
a,c
Zalando SE, 144A, Reg S ............................... Germany 500,000 60,475,059
2,825,587,037
IT Services 15.6%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 490,507,586
a
Afterpay Ltd. ......................................... Australia 600,000 53,245,470
a
Endava plc, ADR ...................................... United Kingdom 50,000 5,669,000
a
EPAM Systems, Inc. ................................... United States 350,000 178,836,000
a
Globant SA .......................................... United States 250,000 54,795,000
a,b
Marqeta, Inc., A ....................................... United States 943,600 26,486,852
Mastercard, Inc., A .................................... United States 1,000,000 365,090,000
a
MongoDB, Inc. ....................................... United States 250,000 90,380,000
a,c
Nuvei Corp., 144A, Reg S ............................... Canada 750,000 61,875,000
a
Okta, Inc. ........................................... United States 350,000 85,638,000
a
Paymentus Holdings, Inc., A ............................. United States 421,700 14,970,350
a
PayPal Holdings, Inc. .................................. United States 2,500,000 728,700,000
a
Shopify, Inc., A ....................................... Canada 500,000 731,143,376
a
Snowflake, Inc., A ..................................... United States 225,000 54,405,000
a
Square, Inc., A ....................................... United States 1,600,000 390,080,000
a
Twilio, Inc., A ......................................... United States 1,000,000 394,160,000
Visa, Inc., A .......................................... United States 1,300,000 303,966,000
a
Wix.com Ltd. ......................................... Israel 500,000 145,140,000
4,175,087,634
Life Sciences Tools & Services 5.7%
a
10X Genomics, Inc., A .................................. United States 600,000 117,492,000
a
Bio-Rad Laboratories, Inc., A ............................. United States 150,000 96,643,500
Bio-Techne Corp. ..................................... United States 150,000 67,539,000
a
Evotec SE ........................................... Germany 500,000 22,683,791
a
Illumina, Inc. ......................................... United States 425,000 201,114,250
Lonza Group AG ...................................... Switzerland 250,000 177,239,191
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 1,200,000 50,076,000
a
Olink Holding AB, ADR ................................. Sweden 68,100 2,344,002
a
Repligen Corp. ....................................... United States 800,000 159,696,000
Thermo Fisher Scientific, Inc. ............................ United States 700,000 353,129,000
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 15,000,000 274,652,626
1,522,609,360
Media 0.9%
a
Charter Communications, Inc., A .......................... United States 150,000 108,217,500
a
Liberty Broadband Corp., A .............................. United States 750,000 126,127,500
234,345,000
Pharmaceuticals 1.0%
a
Catalent, Inc. ........................................ United States 1,500,000 162,180,000
Zoetis, Inc. .......................................... United States 500,000 93,180,000
255,360,000
Professional Services 0.6%
a
CoStar Group, Inc. .................................... United States 2,000,000 165,640,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 0.5%
a
DiDi Global, Inc., ADR .................................. China 2,194,900 $ 31,035,886
a,b
TuSimple Holdings, Inc., A ............................... United States 167,700 11,946,948
a
Uber Technologies, Inc. ................................. United States 1,600,000 80,192,000
123,174,834
Semiconductors & Semiconductor Equipment 8.8%
a
Alphawave IP Group plc ................................ United Kingdom 2,505,500 12,477,991
Analog Devices, Inc. ................................... United States 1,000,000 172,160,000
ASML Holding NV, NYRS ............................... Netherlands 600,000 414,504,000
a
Enphase Energy, Inc. .................................. United States 50,000 9,181,500
Entegris, Inc. ......................................... United States 800,000 98,376,000
Infineon Technologies AG ............................... Germany 250,000 10,056,661
Intel Corp. ........................................... United States 750,000 42,105,000
KLA Corp. ........................................... United States 315,000 102,126,150
Lam Research Corp. ................................... United States 500,000 325,350,000
Monolithic Power Systems, Inc. ........................... United States 500,000 186,725,000
NVIDIA Corp. ........................................ United States 1,000,000 800,100,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 825,000 99,132,000
Teradyne, Inc. ........................................ United States 575,000 77,027,000
Texas Instruments, Inc. ................................. United States 75,000 14,422,500
2,363,743,802
Software 21.7%
a
Adobe, Inc. .......................................... United States 600,000 351,384,000
a
ANSYS, Inc. ......................................... United States 450,000 156,177,000
a
Aspen Technology, Inc. ................................. United States 200,000 27,508,000
a
Atlassian Corp. plc, A .................................. United States 1,000,000 256,860,000
a
Autodesk, Inc. ........................................ United States 600,000 175,140,000
a
Avalara, Inc. ......................................... United States 1,000,000 161,800,000
b
Bentley Systems, Inc., B ................................ United States 350,000 22,673,000
a
Bill.com Holdings, Inc. .................................. United States 200,000 36,636,000
a
Cadence Design Systems, Inc. ........................... United States 1,200,000 164,184,000
a
Cerence, Inc. ........................................ United States 1,500,000 160,065,000
a
Cloudflare, Inc., A ..................................... United States 25,000 2,646,000
a
Coupa Software, Inc. ................................... United States 300,000 78,633,000
a
Crowdstrike Holdings, Inc., A ............................. United States 775,000 194,765,250
a
Datadog, Inc., A ...................................... United States 1,000,000 104,080,000
a
DocuSign, Inc. ....................................... United States 1,500,000 419,355,000
a
DoubleVerify Holdings, Inc. .............................. United States 281,300 11,910,242
a
Five9, Inc. ........................................... United States 425,000 77,940,750
a
Fortinet, Inc. ......................................... United States 50,000 11,909,500
a
HubSpot, Inc. ........................................ United States 700,000 407,904,000
Intuit, Inc. ........................................... United States 1,025,000 502,424,250
a
Lightspeed POS, Inc. .................................. Canada 250,000 20,921,557
a
Lightspeed POS, Inc. .................................. Canada 95,400 7,976,394
Microsoft Corp. ....................................... United States 3,000,000 812,700,000
a
Monday.com Ltd. ...................................... United States 119,100 26,629,569
a
Olo, Inc., A .......................................... United States 50,000 1,869,500
a
Palo Alto Networks, Inc. ................................ United States 10,000 3,710,500
a
Procore Technologies, Inc. .............................. United States 325,000 30,858,750
a
Q2 Holdings, Inc. ..................................... United States 431,500 44,263,270
a
RingCentral, Inc., A .................................... United States 200,000 58,116,000
a
salesforce.com, Inc. ................................... United States 1,000,000 244,270,000
a
SentinelOne, Inc., A ................................... United States 441,500 18,763,750
a
ServiceNow, Inc. ...................................... United States 1,000,000 549,550,000
a,b,d
Sprinklr, Inc., A ....................................... United States 1,131,300 23,293,467
a
Synopsys, Inc. ....................................... United States 1,000,000 275,790,000
a
Tyler Technologies, Inc. ................................. United States 230,000 104,045,100

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 45 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a,b
UiPath, Inc., A ........................................ United States 263,600 $ 17,906,348
a
Workday, Inc., A ...................................... United States 550,000 131,307,000
a
Xero Ltd. ............................................ New Zealand 200,000 20,567,838
a
Zendesk, Inc. ........................................ United States 600,000 86,604,000
5,803,138,035
Specialty Retail 0.7%
a,c
Auto1 Group SE, 144A, Reg S ........................... Germany 100,000 4,393,574
a
Carvana Co. ......................................... United States 625,000 188,637,500
193,031,074
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. .......................................... United States 1,600,000 219,136,000
Total Common Stocks (Cost $12,702,643,075) ...................................
26,593,829,171
Short Term Investments 1.0%
a a
Country Shares
a
Value
a
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 191,530,524 191,530,524
Total Money Market Funds (Cost $191,530,524) .................................
191,530,524
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 61,308,000 61,308,000
Principal
Amount
*
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $15,637,578)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$15,950,320) ....................................... 15,637,556 15,637,556
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $76,945,556) ...........................................................
76,945,556
Total Short Term Investments (Cost $268,476,080 ) ...............................
268,476,080
a
Total Investments (Cost $12,971,119,155) 100.4% ................................
$26,862,305,251
Other Assets, less Liabilities (0.4)% ...........................................
(117,536,884)
Net Assets 100.0% ...........................................................
$26,744,768,367
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2021.

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $1,051,326,283, representing 3.9% of net assets.
d
See Note 7 regarding holdings of 5% voting securities.
e
See Note 8 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Focused Growth Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Automobiles 2.8%
a
Tesla, Inc. ........................................... United States 4,043 $ 2,748,027
Capital Markets 1.3%
MSCI, Inc. ........................................... United States 2,348 1,251,672
Electric Utilities 1.7%
NextEra Energy, Inc. ................................... United States 22,077 1,617,803
Entertainment 4.0%
a
ROBLOX Corp., A ..................................... United States 12,272 1,104,235
a
Sea Ltd., ADR ........................................ Taiwan 9,907 2,720,462
3,824,697
Equity Real Estate Investment Trusts (REITs) 1.1%
Crown Castle International Corp. .......................... United States 5,646 1,101,535
Food & Staples Retailing 1.7%
Costco Wholesale Corp. ................................ United States 4,243 1,678,828
Health Care Equipment & Supplies 9.8%
Abbott Laboratories .................................... United States 13,162 1,525,871
Danaher Corp. ....................................... United States 10,366 2,781,820
a
IDEXX Laboratories, Inc. ................................ United States 4,717 2,979,021
a
Intuitive Surgical, Inc. .................................. United States 2,358 2,168,511
9,455,223
Health Care Technology 2.3%
a
Veeva Systems, Inc., A ................................. United States 7,065 2,196,862
Interactive Media & Services 9.2%
a
Facebook, Inc., A ..................................... United States 15,088 5,246,248
a
Pinterest, Inc., A ...................................... United States 14,148 1,116,985
Tencent Holdings Ltd. .................................. China 33,792 2,544,268
8,907,501
Internet & Direct Marketing Retail 11.4%
a
Amazon.com, Inc. ..................................... United States 2,358 8,111,897
a
MercadoLibre , Inc. .................................... Argentina 1,886 2,937,992
11,049,889
IT Services 18.1%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,159 2,842,491
a
Marqeta , Inc., A ....................................... United States 3,300 92,631
Mastercard , Inc., A .................................... United States 5,872 2,143,809
a
PayPal Holdings, Inc. .................................. United States 13,668 3,983,949
a
Shopify, Inc., A ....................................... Canada 3,513 5,137,013
a
Square, Inc., A ....................................... United States 8,025 1,956,495
a
Twilio , Inc., A ......................................... United States 3,502 1,380,348
17,536,736
Life Sciences Tools & Services 2.0%
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 108,007 1,977,627
Media 2.1%
a
Charter Communications, Inc., A .......................... United States 2,823 2,036,653
Personal Products 1.1%
Estee Lauder Cos., Inc. (The), A .......................... United States 3,294 1,047,755
Professional Services 0.8%
a
CoStar Group, Inc. .................................... United States 9,600 795,072

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 45 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 10.3%
Analog Devices, Inc. ................................... United States 10,384 $ 1,787,710
ASML Holding NV, NYRS ............................... Netherlands 2,824 1,950,932
NVIDIA Corp. ........................................ United States 6,127 4,902,213
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 11,027 1,325,004
9,965,859
Software 16.1%
a
Adobe, Inc. .......................................... United States 3,174 1,858,821
a
Atlassian Corp. plc, A .................................. United States 3,281 842,758
Microsoft Corp. ....................................... United States 29,740 8,056,566
a
Procore Technologies, Inc. .............................. United States 400 37,980
a
salesforce.com, Inc. ................................... United States 4,706 1,149,534
a
SentinelOne , Inc., A ................................... United States 1,700 72,250
a
ServiceNow , Inc. ...................................... United States 6,594 3,623,733
15,641,642
Total Common Stocks (Cost $66,658,372) ......................................
92,833,381
Short Term Investments 3.5%
a a
Country Shares
a
Value
a
Money Market Funds 3.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,401,447 3,401,447
Total Money Market Funds (Cost $3,401,447) ...................................
3,401,447
Total Short Term Investments (Cost $3,401,447 ) .................................
3,401,447
a
Total Investments (Cost $70,059,819) 99.3% ....................................
$96,234,828
Other Assets, less Liabilities 0.7% .............................................
662,189
Net Assets 100.0% ...........................................................
$96,897,017
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $4,820,118, representing 5.0% of net assets.
c
See Note 8 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Growth Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 3.8%
BWX Technologies, Inc. ................................ United States 1,395,585 $ 81,111,400
Lockheed Martin Corp. ................................. United States 491,971 186,137,228
a
Mercury Systems, Inc. .................................. United States 809,208 53,634,306
Northrop Grumman Corp. ............................... United States 808,736 293,918,925
Raytheon Technologies Corp. ............................ United States 2,448,182 208,854,406
823,656,265
Auto Components 0.4%
a
Aptiv plc ............................................ United States 607,271 95,541,946
Beverages 2.7%
Brown-Forman Corp., B ................................ United States 1,598,904 119,821,866
Constellation Brands, Inc., A ............................. United States 548,723 128,340,822
a
Monster Beverage Corp. ................................ United States 2,680,594 244,872,262
PepsiCo, Inc. ........................................ United States 639,563 94,764,050
587,799,000
Biotechnology 1.9%
AbbVie, Inc. ......................................... United States 452,614 50,982,441
Amgen, Inc. ......................................... United States 661,595 161,263,781
a
Deciphera Pharmaceuticals, Inc. .......................... United States 573,931 21,011,614
a
Iovance Biotherapeutics , Inc. ............................. United States 406,741 10,583,401
a
Mirati Therapeutics, Inc. ................................ United States 267,000 43,128,510
a
Neurocrine Biosciences, Inc. ............................. United States 369,571 35,966,650
a
PTC Therapeutics, Inc. ................................. United States 965,463 40,810,121
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,848 41,805,602
405,552,120
Building Products 1.4%
Allegion plc .......................................... United States 688,759 95,944,129
Trane Technologies plc ................................. United States 1,082,336 199,301,351
295,245,480
Capital Markets 4.0%
BlackRock, Inc. ....................................... United States 226,428 198,117,707
Charles Schwab Corp. (The) ............................. United States 3,001,382 218,530,623
a,b,c,d
Churchill Capital Corp. IV ............................... United States 4,040,405 95,232,047
a,e
Coinbase Global, Inc., A ................................ United States 56,200 14,235,460
Intercontinental Exchange, Inc. ........................... United States 1,402,427 166,468,085
MarketAxess Holdings, Inc. .............................. United States 90,147 41,791,248
S&P Global, Inc. ...................................... United States 104,350 42,830,458
a,b,c,d
Soaring Eagle Acquisition Corp., A ......................... United States 2,000,000 20,000,000
Tradeweb Markets, Inc., A ............................... United States 916,652 77,512,093
874,717,721
Chemicals 2.2%
Air Products and Chemicals, Inc. .......................... United States 491,971 141,530,217
a,e
Danimer Scientific, Inc. ................................. United States 214,900 5,383,245
Ecolab, Inc. .......................................... United States 613,649 126,393,284
Linde plc ............................................ United Kingdom 714,866 206,667,761
479,974,507
Commercial Services & Supplies 0.3%
Republic Services, Inc. ................................. United States 640,528 70,464,485
Construction Materials 0.6%
Martin Marietta Materials, Inc. ............................ United States 367,278 129,212,073

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 2,020,008 $ 148,026,186
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 688,759 91,949,326
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., A .................................... United States 2,849,842 194,957,691
Cognex Corp. ........................................ United States 410,654 34,515,469
a
Keysight Technologies, Inc. .............................. United States 720,474 111,248,390
TE Connectivity Ltd. ................................... United States 1,838,883 248,635,371
Vontier Corp. ......................................... United States 431,281 14,051,135
603,408,056
Entertainment 1.3%
a
Walt Disney Co. (The) .................................. United States 1,662,362 292,193,369
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle International Corp. .......................... United States 1,125,695 219,623,095
Food Products 0.2%
Lamb Weston Holdings, Inc. ............................. United States 539,519 43,517,603
Health Care Equipment & Supplies 5.8%
Abbott Laboratories .................................... United States 1,253,421 145,309,097
Danaher Corp. ....................................... United States 1,133,531 304,194,379
a
Edwards Lifesciences Corp. ............................. United States 1,180,733 122,288,517
a
Haemonetics Corp. .................................... United States 983,941 65,569,828
a
Intuitive Surgical, Inc. .................................. United States 384,575 353,670,553
Stryker Corp. ........................................ United States 403,906 104,906,505
Teleflex, Inc. ......................................... United States 424,481 170,552,221
1,266,491,100
Health Care Providers & Services 0.9%
a
Guardant Health, Inc. .................................. United States 156,800 19,472,992
a
Laboratory Corp. of America Holdings ...................... United States 382,671 105,559,796
UnitedHealth Group, Inc. ................................ United States 153,671 61,536,015
186,568,803
Health Care Technology 0.4%
a
American Well Corp., A ................................. United States 399,194 5,021,860
a
Certara , Inc. ......................................... United States 249,400 7,065,502
a
Veeva Systems, Inc., A ................................. United States 252,746 78,591,369
90,678,731
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc., A ........................................ United States 253,500 38,820,990
a
Booking Holdings, Inc. ................................. United States 29,136 63,752,190
a
Las Vegas Sands Corp. ................................. United States 1,924,125 101,382,146
203,955,326
Interactive Media & Services 5.7%
a
Alphabet, Inc., A ...................................... United States 165,056 403,032,090
a
Alphabet, Inc., C ...................................... United States 155,889 390,707,719
a
Facebook, Inc., A ..................................... United States 793,404 275,874,505
a
IAC/InterActiveCorp ................................... United States 295,183 45,508,363
a
Match Group, Inc. ..................................... United States 637,122 102,735,922
a
Vimeo, Inc. .......................................... United States 479,229 23,482,221
1,241,340,820

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 5.4%
a
Alibaba Group Holding Ltd., ADR ......................... China 460,797 $ 104,499,544
a
Amazon.com, Inc. ..................................... United States 312,803 1,076,092,368
1,180,591,912
IT Services 7.1%
a,f
Adyen NV, 144A, Reg S ................................ Netherlands 59,595 146,158,998
Automatic Data Processing, Inc. .......................... United States 109,359 21,720,885
a
Marqeta , Inc., A ....................................... United States 817,400 22,944,418
Mastercard , Inc., A .................................... United States 1,334,308 487,142,508
a
Okta , Inc. ........................................... United States 255,896 62,612,633
a
Paymentus Holdings, Inc., A ............................. United States 368,600 13,085,300
a
PayPal Holdings, Inc. .................................. United States 725,315 211,414,816
a
Snowflake, Inc., A ..................................... United States 321,754 77,800,117
a
Twilio , Inc., A ......................................... United States 452,474 178,347,152
Visa, Inc., A .......................................... United States 1,377,517 322,091,025
1,543,317,852
Life Sciences Tools & Services 5.6%
a
10X Genomics, Inc., A .................................. United States 315,266 61,735,388
Agilent Technologies, Inc. ............................... United States 1,279,123 189,067,171
a
Illumina, Inc. ......................................... United States 591,874 280,080,696
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 375,630 15,675,040
a
Mettler -Toledo International, Inc. .......................... United States 313,978 434,966,282
a
Olink Holding AB, ADR ................................. Sweden 59,800 2,058,316
a,e
Seer, Inc. ........................................... United States 42,600 1,396,428
Thermo Fisher Scientific, Inc. ............................ United States 109,900 55,441,253
a,f
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 9,367,269 171,516,335
1,211,936,909
Machinery 4.0%
Caterpillar, Inc. ....................................... United States 319,869 69,613,091
Deere & Co. ......................................... United States 462,571 163,153,417
Fortive Corp. ......................................... United States 1,078,204 75,193,947
Illinois Tool Works, Inc. ................................. United States 983,941 219,969,850
a
Ingersoll Rand, Inc. .................................... United States 955,052 46,616,088
Otis Worldwide Corp. .................................. United States 522,147 42,695,960
a,b,c,g
Proterra , Inc. ......................................... United States 1,780,600 30,466,066
Stanley Black & Decker, Inc. ............................. United States 781,107 160,119,124
Xylem, Inc. .......................................... United States 469,300 56,297,228
864,124,771
Media 0.6%
Cable One, Inc. ....................................... United States 47,817 91,464,836
Comcast Corp., A ..................................... United States 790,241 45,059,542
136,524,378
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 185,168 58,898,237
Pharmaceuticals 4.5%
e
AstraZeneca plc, ADR .................................. United Kingdom 2,018,704 120,920,370
a
Catalent , Inc. ........................................ United States 2,805,997 303,384,396
Eli Lilly & Co. ........................................ United States 1,232,723 282,934,583
Johnson & Johnson ................................... United States 1,180,828 194,529,605
Merck & Co., Inc. ..................................... United States 983,941 76,521,091
a
Organon & Co. ....................................... United States 98,394 2,977,402
981,267,447

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 2.3%
a
CoStar Group, Inc. .................................... United States 1,162,280 $ 96,260,030
Equifax, Inc. ......................................... United States 482,569 115,580,101
IHS Markit Ltd. ....................................... United States 914,914 103,074,211
Verisk Analytics, Inc. ................................... United States 1,105,699 193,187,729
508,102,071
Road & Rail 3.1%
Canadian Pacific Railway Ltd. ............................ Canada 1,398,655 107,570,556
JB Hunt Transport Services, Inc. .......................... United States 491,971 80,166,674
a
Uber Technologies, Inc. ................................. United States 1,002,639 50,252,267
Union Pacific Corp. .................................... United States 1,997,400 439,288,182
677,277,679
Semiconductors & Semiconductor Equipment 5.9%
a
Alphawave IP Group plc ................................ United Kingdom 2,232,000 11,115,895
ASML Holding NV, NYRS ............................... Netherlands 403,753 278,928,723
Lam Research Corp. ................................... United States 29,519 19,208,013
Monolithic Power Systems, Inc. ........................... United States 442,775 165,354,324
NVIDIA Corp. ........................................ United States 505,981 404,835,398
NXP Semiconductors NV ............................... China 666,769 137,167,719
Texas Instruments, Inc. ................................. United States 1,377,517 264,896,519
1,281,506,591
Software 15.5%
a
Adobe, Inc. .......................................... United States 167,687 98,204,215
a,e
AppLovin Corp., A ..................................... United States 256,100 19,251,037
a
Atlassian Corp. plc, A .................................. United States 216,818 55,691,872
a
Autodesk, Inc. ........................................ United States 769,883 224,728,848
a
Avalara, Inc. ......................................... United States 673,934 109,042,521
a
Bill.com Holdings, Inc. .................................. United States 1,066,191 195,304,867
a
Duck Creek Technologies, Inc. ........................... United States 74,649 3,247,978
Intuit, Inc. ........................................... United States 882,841 432,742,173
Microsoft Corp. ....................................... United States 3,653,166 989,642,669
a
Paycom Software, Inc. ................................. United States 186,135 67,654,488
a,e
Procore Technologies, Inc. .............................. United States 69,300 6,580,035
a
PTC, Inc. ........................................... United States 1,184,865 167,374,030
a,e
Qualtrics International, Inc., A ............................ United States 179,000 6,846,750
a
salesforce.com, Inc. ................................... United States 554,766 135,512,691
a
ServiceNow , Inc. ...................................... United States 870,961 478,636,618
a,b,c
Stripe, Inc., B ........................................ United States 540,043 24,415,344
a
Synopsys, Inc. ....................................... United States 522,615 144,131,991
a
Tyler Technologies, Inc. ................................. United States 118,574 53,639,320
a
Workday, Inc., A ...................................... United States 738,265 176,253,386
3,388,900,833
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. .......................................... United States 8,158,354 1,117,368,164
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., B ......................................... United States 1,874,977 289,665,197
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 2,705,146 140,667,592
Water Utilities 0.5%
American Water Works Co., Inc. .......................... United States 688,759 106,158,425
Total Common Stocks (Cost $5,954,410,900) ....................................
21,636,224,070

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 45 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.2%
Software 0.2%
a,b,c
OneTrust LLC, 0%, C .................................. United States 849,894 $ 18,748,661
a,b,c
Stripe, Inc., 0%, H ..................................... United States 756,137 34,184,954
52,933,615
Total Convertible Preferred Stocks (Cost $47,006,673) ...........................
52,933,615
Total Long Term Investments (Cost $6,001,417,573) .............................
21,689,157,685
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a
Money Market Funds 1.1%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 237,732,525 237,732,525
Total Money Market Funds (Cost $237,732,525) .................................
237,732,525
Investments from Cash Collateral Received for
Loaned Securities 0.4%
a a a a a
Money Market Funds 0.3%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 68,012,000 68,012,000
Principal
Amount
*
Repurchase Agreements 0.1%
j
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $16,098,404)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$16,420,363) ....................................... 16,098,382 16,098,382
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $84,110,382) ...........................................................
84,110,382
Total Short Term Investments (Cost $321,842,907 ) ...............................
321,842,907
a
Total Investments (Cost $6,323,260,480) 100.9% ................................
$22,011,000,592
Other Assets, less Liabilities (0.9)% ...........................................
(193,216,101)
Net Assets 100.0% ...........................................................
$21,817,784,491
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis.
e
A portion or all of the security is on loan at June 30, 2021.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $317,675,333, representing 1.5% of net assets.
g
See Note 7 regarding holdings of 5% voting securities.
h
See Note 8 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 48.3%
Aerospace & Defense 1.4%
a
Lockheed Martin Corp. ................................. United States 2,000,000 $ 756,700,000
Raytheon Technologies Corp. ............................ United States 2,959,550 252,479,210
1,009,179,210
Banks 3.8%
Bank of America Corp. ................................. United States 9,406,300 387,821,749
Barclays plc ......................................... United Kingdom 160,000,000 379,719,920
a
Citigroup, Inc. ........................................ United States 11,000,000 778,250,000
a
JPMorgan Chase & Co. ................................. United States 3,000,000 466,620,000
Truist Financial Corp. .................................. United States 9,000,000 499,500,000
US Bancorp ......................................... United States 5,000,000 284,850,000
2,796,761,669
Beverages 2.7%
Coca-Cola Co. (The) ................................... United States 20,000,000 1,082,200,000
a
PepsiCo, Inc. ........................................ United States 6,000,000 889,020,000
1,971,220,000
Biotechnology 2.1%
a
AbbVie, Inc. ......................................... United States 10,000,000 1,126,400,000
a
Amgen, Inc. ......................................... United States 1,500,000 365,625,000
1,492,025,000
Capital Markets 0.4%
a
Morgan Stanley ....................................... United States 3,310,000 303,493,900
Chemicals 1.5%
a
Air Products and Chemicals, Inc. .......................... United States 1,150,000 330,832,000
BASF SE ........................................... Germany 10,000,000 789,464,266
1,120,296,266
Communications Equipment 1.0%
Cisco Systems, Inc. ................................... United States 13,000,000 689,000,000
Diversified Telecommunication Services 3.5%
a
AT&T, Inc. ........................................... United States 25,000,000 719,500,000
BCE, Inc. ........................................... Canada 7,500,000 369,812,462
TELUS Corp. ........................................ Canada 4,000,000 89,695,503
Verizon Communications, Inc. ............................ United States 25,000,000 1,400,750,000
2,579,757,965
Electric Utilities 5.8%
American Electric Power Co., Inc. ......................... United States 8,750,000 740,162,500
Duke Energy Corp. .................................... United States 7,169,990 707,821,413
Edison International ................................... United States 11,000,000 636,020,000
Entergy Corp. ........................................ United States 1,390,000 138,583,000
Exelon Corp. ......................................... United States 7,500,000 332,325,000
FirstEnergy Corp. ..................................... United States 2,059,900 76,648,879
a
NextEra Energy, Inc. ................................... United States 2,000,000 146,560,000
b
PG&E Corp. ......................................... United States 10,000,000 101,700,000
PPL Corp. ........................................... United States 6,500,000 181,805,000
Southern Co. (The) .................................... United States 17,000,000 1,028,670,000
Xcel Energy, Inc. ...................................... United States 2,500,000 164,700,000
4,254,995,792
Energy Equipment & Services 0.4%
Halliburton Co. ....................................... United States 4,000,000 92,480,000
b,c
Weatherford International plc ............................. United States 12,034,009 219,018,964
311,498,964

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 0.6%
a
Walmart, Inc. ........................................ United States 3,000,000 $ 423,060,000
Food Products 0.3%
Nestle SA ........................................... Switzerland 2,000,000 249,294,164
Health Care Providers & Services 0.5%
b,c
CHS/Community Health Systems, Inc. ...................... United States 10,000,000 154,400,000
a
CVS Health Corp. ..................................... United States 2,800,000 233,632,000
388,032,000
Health Care Technology 0.1%
b
Multiplan Corp. ....................................... United States 4,400,000 41,888,000
Household Products 1.9%
a
Procter & Gamble Co. (The) ............................. United States 10,000,000 1,349,300,000
Independent Power and Renewable Electricity Producers 0.3%
Vistra Corp. .......................................... United States 10,000,000 185,500,000
Industrial Conglomerates 0.3%
a
3M Co. ............................................. United States 1,080,000 214,520,400
Insurance 0.8%
AXA SA ............................................. France 14,000,000 355,522,781
MetLife, Inc. ......................................... United States 3,500,000 209,475,000
564,997,781
IT Services 0.9%
a
Fidelity National Information Services, Inc. ................... United States 1,495,098 211,810,534
International Business Machines Corp. ..................... United States 3,000,000 439,770,000
651,580,534
Multi-Utilities 3.1%
Ameren Corp. ........................................ United States 2,000,000 160,080,000
CMS Energy Corp. .................................... United States 2,000,000 118,160,000
Dominion Energy, Inc. .................................. United States 12,000,000 882,840,000
DTE Energy Co. ...................................... United States 4,000,000 518,400,000
NiSource, Inc. ........................................ United States 1,000,000 24,500,000
Sempra Energy ....................................... United States 4,187,794 554,798,949
2,258,778,949
Oil, Gas & Consumable Fuels 5.5%
c,d
Bonanza Creek Energy, Inc. ............................. United States 4,000,000 188,280,000
BP plc, ADR ......................................... United Kingdom 5,000,000 132,100,000
c
Chesapeake Energy Corp. .............................. United States 8,101,888 420,650,025
a
Chevron Corp. ....................................... United States 12,000,000 1,256,880,000
a
Exxon Mobil Corp. ..................................... United States 21,500,000 1,356,220,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 5,500,000 222,200,000
TotalEnergies SE, ADR ................................. France 10,000,000 452,600,000
4,028,930,025
Personal Products 0.8%
Unilever plc .......................................... United Kingdom 10,000,000 584,378,148
Pharmaceuticals 7.0%
Bayer AG ........................................... Germany 7,500,000 456,002,704
Bristol-Myers Squibb Co. ................................ United States 11,500,000 768,430,000
a
Johnson & Johnson ................................... United States 5,500,000 906,070,000
a
Merck & Co., Inc. ..................................... United States 20,000,000 1,555,400,000
b
Organon & Co. ....................................... United States 1,250,000 37,825,000
a
Pfizer, Inc. ........................................... United States 25,000,000 979,000,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Sanofi .............................................. France 3,500,000 $ 367,750,105
5,070,477,809
Semiconductors & Semiconductor Equipment 1.1%
a
Broadcom, Inc. ....................................... United States 667,000 318,052,280
a
Intel Corp. ........................................... United States 6,282,800 352,716,392
a
Texas Instruments, Inc. ................................. United States 720,000 138,456,000
809,224,672
Specialty Retail 0.4%
a
Home Depot, Inc. (The) ................................. United States 1,000,000 318,890,000
Tobacco 1.7%
a
Altria Group, Inc. ...................................... United States 5,196,624 247,775,032
British American Tobacco plc ............................. United Kingdom 3,000,000 116,485,177
Philip Morris International, Inc. ........................... United States 8,777,900 869,977,669
1,234,237,878
Wireless Telecommunication Services 0.4%
Vodafone Group plc ................................... United Kingdom 175,000,000 293,326,448
Total Common Stocks (Cost $32,296,696,941) ...................................
35,194,645,574
Equity-Linked Securities 19.8%
Aerospace & Defense 0.6%
e
J.P. Morgan Structured Products BV into Raytheon Technologies
Corp., 144A, 9%, 3/18/22 .............................. United States 3,345,000 271,652,334
e
J.P. Morgan Structured Products BV into Raytheon Technologies
Corp., 144A, 10%, 1/11/22 ............................. United States 2,120,000 164,694,024
436,346,358
Air Freight & Logistics 0.3%
e
Royal Bank of Canada into United Parcel Service, Inc., 144A, 8.5%,
3/08/22 ........................................... United States 1,355,000 242,798,315
Airlines 0.2%
e
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
5/03/22 ........................................... United States 3,507,000 159,624,483
Automobiles 1.2%
e
Barclays Bank plc into General Motors Co., 144A, 10%, 12/08/21 . United States 5,735,000 297,044,738
e
Credit Suisse AG into General Motors Co., 144A, 10%, 12/17/21 .. United States 5,678,000 293,511,357
e
Credit Suisse AG into General Motors Co., 144A, 12%, 2/08/22 ... United States 4,820,000 285,893,227
876,449,322
Banks 1.4%
e
BNP Paribas Issuance BV into Bank of America Corp., 144A, 9%,
4/13/22 ........................................... United States 7,200,000 293,866,936
e
Mizuho Markets Cayman LP into JPMorgan Chase & Co., 144A, 8%,
6/30/22 ........................................... United States 1,620,000 250,554,694
e
National Bank of Canada into Bank of America Corp., 144A, 8%,
6/15/22 ........................................... United States 5,833,000 244,804,964
e
UBS AG into JPMorgan Chase & Co., 144A, 8.5%, 5/06/22 ...... United States 1,725,000 267,327,548
1,056,554,142
Biotechnology 0.7%
e
Merrill Lynch International & Co. CV into Gilead Sciences, Inc., 144A,
10%, 1/25/22 ....................................... United States 3,725,000 248,279,252

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Biotechnology (continued)
e
Societe Generale SA into AbbVie, Inc., 144A, 10%, 12/10/21 ..... United States 2,345,000 $ 256,860,666
505,139,918
Capital Markets 1.3%
e
Barclays Bank plc into Morgan Stanley, 144A, 8%, 8/20/21 ...... United States 5,148,000 310,556,565
e
Credit Suisse AG into Morgan Stanley, 144A, 8.5%, 7/06/22 ..... United States 2,970,000 259,851,754
e
Royal Bank of Canada into SPDR Gold Trust, 144A, 10%, 4/08/22 . United States 8,910,000 180,305,418
e
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 2,345,000 193,328,152
944,041,889
Chemicals 0.5%
e
Citigroup Global Markets Holdings, Inc. into LyondellBasell Industries
NV, 144A, 10%, 6/23/22 ............................... United States 1,600,000 169,238,682
e
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 590,000 170,034,072
339,272,754
Communications Equipment 0.2%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8.5%, 1/25/22 United States 3,175,000 155,443,016
Containers & Packaging 0.4%
e
National Bank of Canada into International Paper Co., Senior Note,
144A, 9.5%, 12/06/21 ................................. United States 5,000,000 278,307,908
Energy Equipment & Services 1.0%
e
J.P. Morgan Structured Products BV into Baker Hughes Co., 144A,
12%, 2/15/22 ....................................... United States 9,836,000 226,333,960
e
Societe Generale SA into Schlumberger NV, 144A, 10%, 2/10/22 .. United States 8,975,000 252,585,197
e
UBS AG into Halliburton Co., Senior Note, 144A, 12%, 2/25/22 ... United States 10,300,000 228,382,851
707,302,008
Health Care Providers & Services 1.1%
e
Citigroup Global Markets Holdings, Inc. into CVS Health Corp., 144A,
8%, 5/18/22 ........................................ United States 3,287,000 267,664,011
e
J.P. Morgan Structured Products BV into CVS Health Corp., 144A,
9%, 2/22/22 ........................................ United States 2,950,000 235,209,404
e
Royal Bank of Canada into CVS Health Corp., 144A, 7.5%, 9/03/21 United States 3,933,000 285,403,664
788,277,079
Industrial Conglomerates 0.4%
e
Societe Generale SA into Honeywell International, Inc., 144A, 8%,
2/01/22 ........................................... United States 1,271,000 276,780,570
Insurance 1.4%
e
Barclays Bank plc into MetLife, Inc., 144A, 8.5%, 7/11/22 ........ United States 4,240,000 250,577,542
e
Barclays Bank plc into MetLife, Inc., 144A, 9.5%, 3/09/22 ....... United States 4,251,700 253,990,707
e
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 9/07/21 ... United States 6,597,000 303,714,369
e
Royal Bank of Canada into MetLife, Inc., Senior Note, 144A, 9.5%,
12/21/21 .......................................... United States 4,545,000 243,515,551
1,051,798,169
Internet & Direct Marketing Retail 0.5%
e
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc.,
Senior Note, 144A, 9.54%, 12/02/21 ...................... United States 113,000 378,492,431
Machinery 0.5%
e
Goldman Sachs International Bank into Cummins, Inc., Senior Note,
144A, 9%, 1/28/22 ................................... United States 920,000 216,258,680

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Machinery (continued)
e
Royal Bank of Canada into Interpump Group SpA , 144A, 9.5%,
3/18/22 ........................................... Italy 2,852,000 $ 169,450,998
385,709,678
Media 0.4%
e
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7%,
8/09/21 ........................................... United States 5,600,000 269,164,992
Metals & Mining 0.6%
e
Barclays Bank plc into Newmont Corp., 144A, 9.5%, 6/15/22 ..... United States 3,278,000 216,090,796
e
Morgan Stanley Finance II Ltd. into Rio Tinto plc, 144A, 10%,
6/07/22 ........................................... Australia 2,972,000 255,628,446
471,719,242
Multiline Retail 0.7%
e
Citigroup Global Markets Holdings, Inc. into Target Corp., Senior
Note, 144A, 9%, 3/09/22 .............................. United States 1,386,000 297,915,072
e
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 1,165,000 232,602,780
530,517,852
Oil, Gas & Consumable Fuels 0.4%
e
Credit Suisse AG into Chevron Corp., 144A, 10%, 6/07/22 ....... United States 2,540,000 265,022,249
Pharmaceuticals 1.1%
e
Credit Suisse AG into Pfizer, Inc., Senior Note, 144A, 11%, 7/20/21 United States 6,250,000 246,325,887
e
Merrill Lynch International & Co. CV into Pfizer, Inc., 144A, 8%,
8/17/21 ........................................... United States 7,000,000 273,404,385
e
National Bank of Canada into Bristol-Myers Squibb Co., Senior Note,
144A, 8.5%, 2/16/22 ................................. United States 3,984,000 260,307,846
780,038,118
Road & Rail 0.3%
e
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 1,085,000 241,101,213
Semiconductors & Semiconductor Equipment 2.9%
e
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
4/06/22 ........................................... United States 3,857,000 227,752,210
e
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
144A, 8%, 6/21/22 ................................... United States 1,328,000 252,112,834
e
Credit Suisse AG into Texas Instruments, Inc., 144A, 8%, 8/13/21 . United States 2,239,000 331,131,538
e
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 1/26/22 ................................... United States 1,593,000 280,504,502
e
Merrill Lynch International & Co. CV into Intel Corp., 144A, 8.5%,
12/08/21 .......................................... United States 6,167,000 311,490,010
e
National Bank of Canada into Broadcom, Inc., 144A, 10%, 5/02/22 United States 578,000 277,856,111
e
Royal Bank of Canada into Analog Devices, Inc., Senior Note, 144A,
8%, 9/15/21 ........................................ United States 1,718,000 234,857,101
e
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
9/10/21 ........................................... United States 1,240,000 170,529,000
2,086,233,306
Software 1.4%
e
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 4,500,000 295,613,519
e
Mizuho Markets Cayman LP into Workday, Inc., 144A, 9.5%, 6/07/22 United States 921,000 218,658,009
e
Societe Generale SA into Microsoft Corp., 144A, 8%, 8/24/21 .... United States 1,240,000 300,589,399
e
Societe Generale SA into Oracle Corp., 144A, 8%, 8/05/21 ...... United States 3,390,000 206,358,553
1,021,219,480

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Technology Hardware, Storage & Peripherals 0.3%
e
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 1,630,000 $ 218,142,592
Total Equity-Linked Securities (Cost $13,552,041,695) ...........................
14,465,497,084
Convertible Preferred Stocks 2.8%
Capital Markets 0.2%
d
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 104,031,000
Chemicals 0.0%
†
d
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 25,305,000
Electric Utilities 1.6%
American Electric Power Co., Inc., 6.125% .................. United States 1,600,000 78,608,000
American Electric Power Co., Inc., 6.125% .................. United States 3,500,000 179,340,000
NextEra Energy, Inc., 5.279% ............................ United States 5,250,000 257,040,000
NextEra Energy, Inc., 6.219% ............................ United States 7,250,000 358,150,000
Southern Co. (The), 6.75%, 2019 ......................... United States 6,050,000 306,311,500
1,179,449,500
Machinery 0.1%
Fortive Corp., 5%, A ................................... United States 95,000 93,385,950
Multi-Utilities 0.9%
d
Dominion Energy, Inc., 7.25%, A .......................... United States 2,750,000 267,107,500
DTE Energy Co., 6.25% ................................ United States 3,100,000 153,233,000
NiSource, Inc., 7.75% .................................. United States 1,167,000 119,955,930
Sempra Energy, 6.75%, B ............................... United States 839,000 82,868,030
623,164,460
Thrifts & Mortgage Finance 0.0%
†
b
FNMA, 5.375% ....................................... United States 4,250 27,093,750
b
Total Convertible Preferred Stocks (Cost $2,254,399,042) ........................
2,052,429,660
Preferred Stocks 0.0%
b
FHLMC, 8.375%, Z .................................... United States 6,000,000 12,180,000
b,d
FNMA, 8.25%, S ...................................... United States 4,000,000 8,520,000
20,700,000
Total Preferred Stocks (Cost $238,139,001) .....................................
20,700,000
Warrants
Warrants 0.5%
Oil, Gas & Consumable Fuels 0.5%
b,c
Chesapeake Energy Corp., 2/09/26 ........................ United States 5,000,000 134,400,000
b,c
Chesapeake Energy Corp., 2/09/26 ........................ United States 5,550,000 132,256,500
b,c
Chesapeake Energy Corp., 2/09/26 ........................ United States 3,000,000 62,580,000
329,236,500
Total Warrants (Cost $716,457,564) ............................................
329,236,500

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.1%
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............ United States 85,000,000 $ 82,715,625
Total Convertible Bonds (Cost $79,334,184) ....................................
82,715,625
Corporate Bonds 22.5%
Aerospace & Defense 0.1%
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 ..... United States 40,000,000 43,539,791
Airlines 0.2%
e
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ... United States 28,471,000 28,542,747
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 50,000,000 53,000,000
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 50,000,000 54,125,000
135,667,747
Auto Components 0.1%
e
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 144A, 5.25%, 7/15/31 ...................... United States 30,000,000 31,387,500
Senior Note, 144A, 5%, 7/15/29 ........................ United States 30,000,000 31,447,500
62,835,000
Automobiles 0.5%
Ford Motor Co. ,
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 61,707,250
Senior Note, 4.346%, 12/08/26 ......................... United States 120,000,000 128,701,200
General Motors Co. , Senior Bond , 5.15% , 4/01/38 ............. United States 150,000,000 183,380,286
373,788,736
Banks 2.3%
Bank of America Corp. ,
f
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 70,000,000 78,649,550
f
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 55,000,000 60,878,125
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 135,000,000 147,127,971
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 40,000,000 41,462,179
Barclays plc ,
Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 ....... United Kingdom 40,000,000 41,028,442
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 54,004,396
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 54,229,926
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 140,037,452
Citigroup, Inc. ,
f
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 135,000,000 142,017,300
f
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 100,000,000 104,001,667
f
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 115,000,000 123,993,000
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 146,571,629
f
JPMorgan Chase & Co. ,
g
I, Junior Sub. Bond, FRN, 3.656%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 115,959,000 116,393,846
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 60,700,000 62,748,625
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 55,000,000 58,506,250
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 65,000,000 72,115,875
g
V, Junior Sub. Bond, FRN, 3.522%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 108,100,000 108,505,375
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 70,000,000 76,606,250
f
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 70,000,000 75,468,750
1,704,346,608

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28 Belgium 25,000,000 $ 28,482,171
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 3.8%, 3/15/25 ............................ United States 100,000,000 109,439,933
Senior Note , 3.2%, 5/14/26 ........................... United States 25,000,000 27,127,436
136,567,369
Chemicals 0.2%
e
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 49,853,000
e
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .... United States 80,000,000 80,300,000
130,153,000
Communications Equipment 0.0%
†
e
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 40,000,000 43,404,400
Consumer Finance 0.9%
Capital One Financial Corp. ,
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 126,241,470
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 110,650,165
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 66,150,000
Senior Note , 4.134%, 8/04/25 .......................... United States 149,650,000 160,124,003
Senior Note , 5.113%, 5/03/29 .......................... United States 100,000,000 112,084,000
General Motors Financial Co., Inc. , Senior Note , 4.15% , 6/19/23 .. United States 75,000,000 79,684,430
654,934,068
Containers & Packaging 0.4%
e
Mauser Packaging Solutions Holding Co. ,
Senior Note , 144A, 7.25%, 4/15/25 ...................... United States 212,495,000 208,670,090
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 108,000,000 109,215,000
317,885,090
Diversified Financial Services 0.2%
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 130,000,000 130,810,550
Diversified Telecommunication Services 0.3%
e
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 50,000,000 50,307,500
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ................... United States 75,000,000 84,361,258
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 40,000,000 41,449,400
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 30,000,000 31,504,500
207,622,658
Electric Utilities 0.1%
e
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 50,000,000 50,312,500
Energy Equipment & Services 1.1%
e
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 16,000,000 15,712,240
e
Nabors Industries, Inc. , Senior Note , 144A, 6.5% , 2/01/25 ....... United States 28,000,000 27,300,000
e
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 170,000,000 178,075,000
Senior Note , 144A, 11%, 12/01/24 ....................... United States 584,000,000 608,101,680
Senior Secured Note, 144A, 8.75%, 9/01/24 ............... United States 10,250,000 10,736,875
839,925,795

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.3%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 $ 113,847,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 80,649,954
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 61,435,750
255,932,704
Equity Real Estate Investment Trusts (REITs) 0.1%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 ......... United States 30,000,000 32,719,067
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 73,250,000 76,033,500
108,752,567
Food Products 0.1%
Kraft Heinz Foods Co. , Senior Note , 3.95% , 7/15/25 ........... United States 25,041,000 27,865,446
e
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ....... United States 40,000,000 42,521,600
70,387,046
Health Care Providers & Services 6.6%
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 775,000,000 813,273,375
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000,000 508,125,000
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 550,000,000 544,816,250
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 150,900,000 159,763,866
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 335,000,000 361,386,275
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 250,000,000 267,203,750
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 380,000,000 423,264,900
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 250,000,000 267,831,250
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 143,716,292
Senior Bond, 5.05%, 3/25/48 ........................... United States 50,000,000 65,064,459
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 97,915,500
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 94,900,000
Senior Secured Note , 5%, 3/15/24 ....................... United States 114,800,000 126,894,702
Tenet Healthcare Corp. ,
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 63,004,067
Senior Note, 6.75%, 6/15/23 ........................... United States 599,200,000 654,626,000
e
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 178,000,000 190,191,220
4,781,976,906
Health Care Technology 0.3%
e
Multiplan Corp. , 144A, 6% , 10/15/27 ....................... United States 185,000,000 191,105,000
Hotels, Restaurants & Leisure 0.6%
e
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 38,970,750
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 30,000,000 31,837,500
e
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 38,500,000 38,941,595
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 164,500,000 177,543,205
Senior Note , 144A, 4.25%, 5/30/23 ...................... United States 84,000,000 87,255,000
Senior Note , 144A, 5.25%, 5/15/27 ...................... United States 96,827,000 104,277,838
478,825,888
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/15/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 76,378,229

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.1%
e
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 $ 45,365,000
Media 1.9%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 ...................... United States 20,000,000 20,976,100
Senior Note , 144A, 7.5%, 6/01/29 ....................... United States 35,000,000 36,280,528
e
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 152,000,000 98,617,600
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 383,500,000 400,546,575
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 314,712,000
Senior Note, 7.375%, 7/01/28 .......................... United States 40,000,000 43,095,200
Senior Note , 5.875%, 11/15/24 ......................... United States 128,200,000 137,815,000
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 217,220,000 222,271,451
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 60,825,325
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 30,000,000 32,544,000
1,367,683,779
Metals & Mining 0.3%
e
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 50,000,000 54,000,000
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 35,000,000 37,490,775
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 65,988,600
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 25,000,000 27,681,875
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 65,390,105
250,551,355
Oil, Gas & Consumable Fuels 1.3%
c
Bonanza Creek Energy, Inc. , Senior Note , 7.5% , 4/30/26 ........ United States 50,213,617 50,828,232
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 33,215,000 33,278,606
e
Senior Note, 144A, 11%, 4/15/25 ........................ United States 270,000,000 294,355,350
Senior Note , 7.75%, 4/15/23 ........................... United States 121,585,000 121,414,781
e
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 123,039,053
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 40,000,000 47,111,200
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 59,939,000
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 70,134,600
Senior Note , 5.5%, 12/01/25 ........................... United States 30,000,000 33,244,350
Senior Note , 6.625%, 9/01/30 .......................... United States 50,000,000 60,062,500
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 6%, 2/15/28 ............................. United States 37,000,000 25,392,730
e
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 20,000,000 20,173,900
938,974,302
Pharmaceuticals 1.7%
e
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 137,000,000 149,186,150

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
e
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 146,744,000 $ 150,596,030
Senior Note, 144A, 9%, 12/15/25 ....................... United States 105,000,000 112,722,750
Senior Note, 144A, 5%, 1/30/28 ........................ United States 80,000,000 76,012,800
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 14,300,000 14,161,290
Senior Note , 144A, 5%, 2/15/29 ........................ United States 61,000,000 56,959,970
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 65,000,000 66,771,250
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 35,000,000 35,866,250
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 72,493,697
e
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 125,712,000 128,385,266
Senior Note , 144A, 6%, 6/30/28 ........................ United States 154,239,000 104,211,580
e
Endo Finance LLC , Senior Note , 144A, 5.75% , 1/15/22 ......... United States 53,224,000 49,165,670
e
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 40,000,000 39,250,000
e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 76,744,000 78,560,147
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 ......... United States 110,000,000 121,254,366
1,255,597,216
Road & Rail 0.1%
e
Ashtead Capital, Inc. ,
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 15,000,000 15,806,250
Senior Note , 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 36,225,000
52,031,250
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23 United States 69,000,000 73,609,644
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 83,421,887
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 170,000,000 182,144,974
265,566,861
Trading Companies & Distributors 0.2%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 United States 93,000,000 98,742,750
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 32,458,500
131,201,250
Wireless Telecommunication Services 1.7%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 215,000,000 223,285,348
Senior Note , 6%, 11/15/22 ............................. United States 347,700,000 368,562,000
Sprint Corp. ,
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 105,512,969
Senior Note , 7.875%, 9/15/23 .......................... United States 187,350,000 213,078,026
Senior Note , 7.125%, 6/15/24 .......................... United States 190,650,000 220,200,750
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 103,711,500
1,234,350,593
Total Corporate Bonds (Cost $15,062,872,381) ..................................
16,438,565,073

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests 0.1%
Health Care Equipment & Supplies 0.0%
†
Jazz Pharmaceuticals, Inc. , Term Loan , 4% , ( 1-month USD LIBOR +
3.5% ), 5/05/28 ...................................... United States 20,000,000 $ 20,085,900
Specialty Retail 0.1%
Belk, Inc. ,
First Lien, First-Out Term Loan, 8.5%, (3-month USD LIBOR +
7.5%), 7/31/25 ...................................... United States 4,913,316 4,934,836
First Lien, Second-Out Term Loan, 13%, 7/31/25 ............ United States 29,312,703 22,790,627
27,725,463
a a a a a a
Total Senior Floating Rate Interests (Cost $38,862,343) ..........................
47,811,363
U.S. Government and Agency Securities 4.2%
U.S. Treasury Notes ,
0.25%, 3/15/24 ..................................... United States 750,000,000 747,128,910
0.25%, 6/15/24 ..................................... United States 500,000,000 497,011,720
0.5%, 3/31/25 ...................................... United States 750,000,000 746,425,785
0.75%, 5/31/26 ..................................... United States 500,000,000 497,187,500
0.875%, 6/30/26 ..................................... United States 500,000,000 499,785,155
1.125%, 2/15/31 ..................................... United States 100,000,000 97,093,750
Total U.S. Government and Agency Securities (Cost $3,086,502,390) ..............
3,084,632,820
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 52,340,750 58,185,715
Total Asset-Backed Securities (Cost $52,340,750) ...............................
58,185,715
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 45,369,445 49,246,655
Total Mortgage-Backed Securities (Cost $48,063,255) ............................
49,246,655
Shares
Escrows and Litigation Trusts 0.1%
b,c,e
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 50,000,000 54,187,500
Total Escrows and Litigation Trusts (Cost $50,000,000) ..........................
54,187,500
Total Long Term Investments (Cost $67,475,709,546) ............................
71,877,853,569
a
Short Term Investments 1.7%
a a
Country Shares
a
Value
a
Money Market Funds 1.7%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,226,503,989 1,226,503,989
Total Money Market Funds (Cost $1,226,503,989) ................................
1,226,503,989
Investments from Cash Collateral Received for
Loaned Securities 0.0%
a a a a a
Money Market Funds 0.0%
†
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 5,566,000 5,566,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
j
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 7/01/21
(Maturity Value $4,705,593)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$4,799,702) ........................................ 4,705,586 $ 4,705,586
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $10,271,586) ...........................................................
10,271,586
Total Short Term Investments (Cost $1,236,775,575 ) .............................
1,236,775,575
a
Total Investments (Cost $68,712,485,121) 100.3% ...............................
$73,114,629,144
Options Written (0.1)% .......................................................
(59,138,740)
Other Assets, less Liabilities (0.2)% ...........................................
(164,632,126)
Net Assets 100.0% ...........................................................
$72,890,858,278
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
3M Co., July Strike Price $210.00, Expires 7/16/21 ............ 10,000 198,630,000 (350,000)
AbbVie, Inc., September Strike Price $125.00, Expires 9/17/21 ... 15,000 168,960,000 (1,095,000)
AbbVie, Inc., September Strike Price $130.00, Expires 9/17/21 ... 5,000 56,320,000 (180,000)
Air Products and Chemicals, Inc., July Strike Price $310.00, Expires
7/16/21 ........................................... 6,500 186,992,000 (81,250)
Altria Group, Inc., August Strike Price $50.00, Expires 8/20/21 .... 10,000 47,680,000 (650,000)
Amgen, Inc., July Strike Price $250.00, Expires 7/16/21 ......... 5,000 121,875,000 (595,000)
Amgen, Inc., September Strike Price $260.00, Expires 9/17/21 ... 10,000 243,750,000 (3,100,000)
AT&T, Inc., September Strike Price $30.00, Expires 9/17/21 ...... 50,000 143,900,000 (1,900,000)
Broadcom, Inc., July Strike Price $500.00, Expires 7/16/21 ...... 6,670 318,052,280 (980,490)
Chevron Corp., September Strike Price $115.00, Expires 9/17/21 . 20,000 209,480,000 (2,960,000)
Citigroup, Inc., July Strike Price $80.00, Expires 7/16/21 ........ 20,000 141,500,000 (180,000)
Citigroup, Inc., September Strike Price $90.00, Expires 9/17/21 ... 20,000 141,500,000 (440,000)
CVS Health Corp., August Strike Price $100.00, Expires 8/20/21 .. 10,000 83,440,000 (90,000)
Exxon Mobil Corp., July Strike Price $65.00, Expires 7/16/21 ..... 25,000 157,700,000 (1,525,000)
Fidelity National Information Services, Inc., September Strike Price
$155.00, Expires 9/17/21 .............................. 10,000 141,670,000 (2,050,000)
Home Depot, Inc. (The), July Strike Price $330.00, Expires 7/16/21 10,000 318,890,000 (1,250,000)
Intel Corp., September Strike Price $62.50, Expires 9/17/21 ..... 10,000 56,140,000 (1,010,000)
Intel Corp., September Strike Price $65.00, Expires 9/17/21 ..... 25,000 140,350,000 (1,625,000)
Johnson & Johnson, September Strike Price $175.00, Expires
9/17/21 ........................................... 20,000 329,480,000 (2,420,000)
JPMorgan Chase & Co., September Strike Price $165.00, Expires
9/17/21 ........................................... 10,000 155,540,000 (2,820,000)
Lockheed Martin Corp., July Strike Price $410.00, Expires 7/16/21 10,000 378,350,000 (200,000)
Lockheed Martin Corp., September Strike Price $420.00, Expires
9/17/21 ........................................... 10,000 378,350,000 (1,360,000)
Merck & Co., Inc., September Strike Price $85.00, Expires 9/17/21 25,000 194,425,000 (2,750,000)
Morgan Stanley, August Strike Price $97.50, Expires 8/20/21 ..... 5,000 45,845,000 (715,000)
Morgan Stanley, August Strike Price $100.00, Expires 8/20/21 .... 10,000 91,690,000 (980,000)
Morgan Stanley, September Strike Price $100.00, Expires 9/17/21 . 10,000 91,690,000 (1,600,000)
NextEra Energy, Inc., September Strike Price $80.00, Expires
9/17/21 ........................................... 20,000 146,560,000 (1,400,000)
PepsiCo, Inc., July Strike Price $155.00, Expires 7/16/21 ........ 10,000 148,170,000 (150,000)

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See abbreviations on page 45 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Pfizer, Inc., September Strike Price $44.00, Expires 9/17/21 ..... 20,000 78,320,000 $ (360,000)
Procter & Gamble Co. (The), September Strike Price $140.00,
Expires 9/17/21 ..................................... 20,000 269,860,000 (3,360,000)
Texas Instruments, Inc., August Strike Price $200.00, Expires
8/20/21 ........................................... 7,200 138,456,000 (2,412,000)
Walmart, Inc., August Strike Price $145.00, Expires 8/20/21 ...... 10,000 141,020,000 (2,460,000)
Walmart, Inc., September Strike Price $150.00, Expires 9/17/21 .. 10,000 141,020,000 (1,790,000)
(44,838,740)
Puts - Exchange-Traded
Equity Options
Home Depot, Inc. (The), August Strike Price $290.00, Expires
8/20/21 ........................................... 5,000 159,445,000 (1,170,000)
Johnson & Johnson, August Strike Price $160.00, Expires 8/20/21 . 5,000 82,370,000 (1,000,000)
JPMorgan Chase & Co., July Strike Price $160.00, Expires 7/16/21 10,000 155,540,000 (6,680,000)
salesforce.com, Inc., July Strike Price $220.00, Expires 7/16/21 ... 5,000 122,135,000 (140,000)
salesforce.com, Inc., August Strike Price $220.00, Expires 8/20/21 5,000 122,135,000 (960,000)
United Parcel Service, Inc., August Strike Price $185.00, Expires
8/20/21 ........................................... 5,000 103,985,000 (990,000)
Workday, Inc., August Strike Price $440.00, Expires 8/20/21 ..... 15,000 238,740,000 (3,360,000)
(14,300,000)
Total Options Written (Premiums received $86,514,309) ..........................
$ (59,138,740)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 7 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at June 30, 2021.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $23,112,753,722, representing 31.7% of net assets.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
See Note 8 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2021
Franklin U.S. Government Securities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.4%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 20,587,735
Total U.S. Government and Agency Securities (Cost $18,836,270) .................
20,587,735
Mortgage-Backed Securities 96.8%
Government National Mortgage Association (GNMA) Fixed Rate 96.8%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 5,154,012 5,817,392
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 186,889,032 214,641,485
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 83,930,583 98,620,350
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 75,124,469 89,370,761
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 21,234,271 24,109,953
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 14,133,698 16,607,853
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,366,104 1,563,877
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 2,892 3,423
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 692 745
GNMA I, 30 Year, 10%, 2/15/25 ......................................... 1 1
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 16,408,894 17,702,327
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 51,546,715 56,971,963
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 98,995,037 112,265,434
GNMA I, Single-family, 30 Year, 5%, 5/15/34 - 2/15/35 ........................ 28,280 31,887
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 4/15/49 ...................... 943,253 1,053,827
GNMA I, Single-family, 30 Year, 6.5%, 9/15/31 .............................. 283 315
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 48,119 48,923
GNMA I, Single-family, 30 Year, 7.5%, 1/15/22 - 7/15/31 ...................... 1,763,049 1,845,260
GNMA I, Single-family, 30 Year, 8%, 9/15/21 - 9/15/30 ........................ 749,742 767,385
GNMA I, Single-family, 30 Year, 8.5%, 12/15/21 - 5/15/25 ...................... 59,747 60,294
GNMA I, Single-family, 30 Year, 9%, 8/15/21 - 1/15/23 ........................ 9,228 9,264
GNMA I, Single-family, 30 Year, 9.5%, 9/15/21 - 8/15/22 ...................... 5,335 5,350
GNMA I, Single-family, 30 Year, 10%, 9/15/21 - 2/15/25 ....................... 4,245 4,256
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 4,390,965 4,856,931
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 33,456,421 39,360,570
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,453,138 1,576,958
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,395,723 1,645,296
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 398,355 474,127
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 25,107 25,210
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 73,219 81,357
GNMA II, Single-family, 30 Year, 2%, 11/20/50 .............................. 100,250,566 102,204,825
GNMA II, Single-family, 30 Year, 2%, 12/20/50 .............................. 121,565,755 123,940,394
GNMA II, Single-family, 30 Year, 2%, 1/20/51 ............................... 58,687,057 59,835,420
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 90,574,758 93,797,196
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 20,740,334 21,484,801
GNMA II, Single-family, 30 Year, 2.5%, 12/20/50 ............................ 119,684,402 123,984,207
GNMA II, Single-family, 30 Year, 2.5%, 1/20/51 ............................. 147,509,046 153,106,874
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............................. 102,993,037 106,717,650
GNMA II, Single-family, 30 Year, 2.5%, 4/20/51 ............................. 104,916,631 108,746,643
GNMA II, Single-family, 30 Year, 2.5%, 5/20/51 ............................. 256,154,282 265,002,056
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 27,881,898 29,746,079
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 15,594,145 16,509,329
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 23,650,693 25,049,050
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 32,759,121 34,524,359
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 26,843,431 28,302,448
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 43,732,302 45,984,040
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 21,141,947 22,512,866
GNMA II, Single-family, 30 Year, 3%, 12/20/50 .............................. 193,138,283 202,186,566
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ............................... 260,919,426 272,990,890
GNMA II, Single-family, 30 Year, 3%, 2/20/51 ............................... 192,065,493 201,302,074
GNMA II, Single-family, 30 Year, 3%, 3/20/51 ............................... 160,653,164 168,301,040
GNMA II, Single-family, 30 Year, 3%, 4/20/51 ............................... 98,053,871 102,798,090

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 45 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3%, 5/20/51 ............................... $ 137,200,536 $ 144,025,478
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 113,721,638 120,571,531
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 45,069,684 48,438,098
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 56,783,108 60,916,984
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 16,773,008 18,007,400
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 19,501,302 20,943,714
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 259,753,099 274,944,770
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 245,776,726 260,926,576
GNMA II, Single-family, 30 Year, 3.5%, 4/20/51 ............................. 27,563,040 29,209,616
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 73,800,186 79,235,203
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 15,297,773 16,746,095
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 14,874,389 16,314,736
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 18,532,539 20,327,119
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 17,182,769 18,846,653
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 62,363,377 66,787,367
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 48,071,661 51,524,936
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 32,328,052 34,513,976
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 79,539,839 86,618,533
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 13,647,571 15,101,993
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 16,657,660 18,432,901
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 18,627,397 20,612,582
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 26,176,497 28,966,245
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 19,059,962 21,091,314
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 43,275,413 47,880,192
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 50,579,711 57,020,497
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 55,185,199 64,127,052
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 731,009 834,543
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 10,587,662 12,519,672
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 2,848,073 3,362,799
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 477,498 539,264
GNMA II, Single-family, 30 Year, 8%, 5/20/24 - 6/20/30 ....................... 201,743 228,885
GNMA II, Single-family, 30 Year, 8.5%, 1/20/22 - 6/20/25 ...................... 5,451 5,487
GNMA II, Single-family, 30 Year, 9%, 10/20/21 - 11/20/21 ...................... 954 958
GNMA II, Single-family, 30 Year, 9.5%, 9/20/21 - 1/20/25 ...................... 3,591 3,601
4,658,176,441
Total Mortgage-Backed Securities (Cost $4,579,105,094) .........................
4,658,176,441
Total Long Term Investments (Cost $4,597,941,364) .............................
4,678,764,176
a
a a a a
Short Term Investments 2.8%
Shares
a
Money Market Funds 2.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 134,259,911 134,259,911
Total Money Market Funds (Cost $134,259,911) .................................
134,259,911
Total Short Term Investments (Cost $134,259,911 ) ...............................
134,259,911
a
Total Investments (Cost $4,732,201,275) 100.0% ................................
$4,813,024,087
Other Assets, less Liabilities (0.0)% ...........................................
1,966,855
Net Assets 100.0% ...........................................................
$4,814,990,942

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
See Note 8 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Statement of Investments (unaudited), June 30, 2021
Franklin Utilities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Diversified Telecommunication Services 1.1%
a
TELUS Corp. ........................................ Canada 3,000,000 $ 67,271,627
Electric Utilities 58.9%
Alliant Energy Corp. ................................... United States 3,800,000 211,888,000
American Electric Power Co., Inc. ......................... United States 3,000,000 253,770,000
Avangrid , Inc. ........................................ United States 300,000 15,429,000
Duke Energy Corp. .................................... United States 2,900,000 286,288,000
Edison International ................................... United States 4,500,000 260,190,000
Emera , Inc. .......................................... Canada 1,800,000 81,655,173
Entergy Corp. ........................................ United States 2,300,000 229,310,000
Evergy , Inc. .......................................... United States 3,200,000 193,376,000
Eversource Energy .................................... United States 2,200,000 176,528,000
Exelon Corp. ......................................... United States 6,200,000 274,722,000
FirstEnergy Corp. ..................................... United States 2,000,000 74,420,000
NextEra Energy, Inc. ................................... United States 9,686,286 709,811,038
OGE Energy Corp. .................................... United States 1,400,000 47,110,000
Origin Energy Ltd. ..................................... Australia 7,000,000 23,635,790
a
PG&E Corp. ......................................... United States 7,000,000 71,190,000
Pinnacle West Capital Corp. ............................. United States 2,100,000 172,137,000
PNM Resources, Inc. .................................. United States 1,500,070 73,158,414
PPL Corp. ........................................... United States 2,200,000 61,534,000
Southern Co. (The) .................................... United States 4,200,000 254,142,000
Xcel Energy, Inc. ...................................... United States 2,200,000 144,936,000
3,615,230,415
Gas Utilities 2.7%
Atmos Energy Corp. ................................... United States 250,000 24,027,500
Southwest Gas Holdings, Inc. ............................ United States 1,000,000 66,190,000
Spire, Inc. ........................................... United States 1,000,000 72,270,000
162,487,500
Independent Power and Renewable Electricity Producers 0.8%
Vistra Corp. .......................................... United States 2,600,000 48,230,000
Multi-Utilities 32.5%
Ameren Corp. ........................................ United States 1,668,250 133,526,730
Black Hills Corp. ...................................... United States 784,393 51,479,713
CenterPoint Energy, Inc. ................................ United States 6,300,000 154,476,000
CMS Energy Corp. .................................... United States 5,000,000 295,400,000
Consolidated Edison, Inc. ............................... United States 1,200,000 86,064,000
Dominion Energy, Inc. .................................. United States 4,000,000 294,280,000
DTE Energy Co. ...................................... United States 1,500,000 194,400,000
E.ON SE ............................................ Germany 9,000,000 104,135,870
National Grid plc ...................................... United Kingdom 5,500,000 69,963,250
NiSource, Inc. ........................................ United States 4,700,000 115,150,000
NorthWestern Corp. ................................... United States 1,000,000 60,220,000
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 113,506,000
Sempra Energy ....................................... United States 1,900,000 251,712,000
WEC Energy Group, Inc. ................................ United States 800,000 71,160,000
1,995,473,563
Oil, Gas & Consumable Fuels 1.8%
a
Cheniere Energy, Inc. .................................. United States 1,300,000 112,762,000
Water Utilities 2.0%
Essential Utilities, Inc. .................................. United States 1,750,000 79,975,000

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Utilities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 45 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 3,000,000 $ 40,494,566
120,469,566
Total Common Stocks (Cost $3,134,371,605) ....................................
6,121,924,671
Principal
Amount
*
Corporate Bonds 0.1%
Electric Utilities 0.1%
Evergy Missouri West, Inc. , Senior Bond , 8.27% , 11/15/21 ....... United States 6,100,000 6,269,709
Total Corporate Bonds (Cost $6,097,489) .......................................
6,269,709
Total Long Term Investments (Cost $3,140,469,094) .............................
6,128,194,380
a
Short Term Investments 0.2%
a a
Country Shares
a
Value
a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 9,616,572 9,616,572
Total Money Market Funds (Cost $9,616,572) ...................................
9,616,572
Total Short Term Investments (Cost $9,616,572 ) .................................
9,616,572
a
Total Investments (Cost $3,150,085,666) 100.1% ................................
$6,137,810,952
Other Assets, less Liabilities (0.1)% ...........................................
(2,126,581)
Net Assets 100.0% ...........................................................
$6,135,684,371
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 8 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Income Fund - Options
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

4. Mortgage Dollar Rolls
Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
4,040,405 Churchill Capital Corp. IV ...................... 2/22/21 $ 60,606,075 $ 95,232,047
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 18,748,661
1,780,600 Proterra , Inc. ............................... 1/28/21 17,806,000 30,466,066
2,000,000 Soaring Eagle Acquisition Corp., A ............... 5/11/21 20,000,000 20,000,000
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 24,415,344
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 34,184,954
Total Restricted Securities (Value is 1.02% of Net Assets) ............. $167,089,800 $223,047,072

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

7. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2021, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Dynatech Fund
Non-Controlled Affiliates
Dividends
Sprinklr Inc ......... $ — $ 18,100,800 $ — $ — $ 5,192,667 $ 23,293,467 1,131,300 $ —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $— $18,100,800 $— $ — $ 5,192,667 $23,293,467 $—
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Proterra , Inc. ........ — 17,806,000
a
— — 12,660,066 30,466,066 1,780,600 —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $— $17,806,000 $— $ — $ 12,660,066 $30,466,066 $—
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Bonanza Creek Energy ,
Inc . ............ — 172,109,284 (22,434,457) 1,125,173 37,480,000 188,280,000 4,000,000 1,431,710
Chesapeake Energy Corp. — 498,432,872
a
(264,595,109) 138,091,623 48,720,639 420,650,025 8,101,888 3,637,311
Chesapeake Energy Corp.,
2/09/26 .......... — 743,616,728
a
(4,687,336) (9,684,275) (400,008,617) 329,236,500 13,550,000 —
Chesapeake Energy Corp.,
Escrow Account, 144A — 50,000,000
a
— — 4,187,500 54,187,500 50,000,000 1,191,319
CHS/Community Health
Systems, Inc. ...... — 104,604,374
a
— — 49,795,626 154,400,000 10,000,000 —
Weatherford International
plc ............. 28,665,000 — (26,265,802) (32,385,995) 249,005,761 219,018,964 12,034,009 —
$28,665,000 $1,568,763,258 $(317,982,704) $ 97,146,526 $ (10,819,091) $1,365,772,989 — $ 6,260,340
Interest
Bonanza Creek Energy ,
Inc . , Senior Note, 7.5%,
4/30/26 .......... — 50,170,199 — — 658,033 50,828,232 50,213,617 938,755
Total Affiliated Securities
(Value is 1.9% of Net
Assets) .......... $28,665,000 $1,618,933,457 $(317,982,704) $ 97,146,526 $ (10,161,058) $1,416,601,221 $7,199,095
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

8. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $323,931,348 $2,443,494,137 $(2,575,894,961) $— $— $191,530,524 191,530,524 $9,311
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $72,237,000 $1,034,492,000 $(1,045,421,000) $ — $ — $61,308,000 61,308,000 $2,514
Total Affiliated Securities .... $396,168,348 $3,477,986,137 $(3,621,315,961) $— $— $252,838,524 $11,825
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,346,648 $42,829,038 $(41,774,239) $— $— $3,401,447 3,401,447 $56
Total Affiliated Securities .... $2,346,648 $42,829,038 $(41,774,239) $— $— $3,401,447 $56
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $94,207,855 $1,697,684,001 $(1,554,159,331) $— $— $237,732,525 237,732,525 $5,831
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $46,871,000 $469,941,000 $(448,800,000) $ — $ — $68,012,000 68,012,000 $1,188
Total Affiliated Securities .... $141,078,855 $2,167,625,001 $(2,002,959,331) $— $— $305,744,525 $7,019

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $639,000,040 $20,976,358,226 $(20,388,854,277) $— $— $1,226,503,989 1,226,503,989 $45,043
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $23,122,000 $435,823,000 $(453,379,000) $ — $ — $5,566,000 5,566,000 $982
Total Affiliated Securities .... $662,122,040 $21,412,181,226 $(20,842,233,277) $— $— $1,232,069,989 $46,025
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $231,583,058 $565,302,596 $(662,625,743) $— $— $134,259,911 134,259,911 $6,253
Total Affiliated Securities .... $231,583,058 $565,302,596 $(662,625,743) $— $— $134,259,911 $6,253
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $5,118,759 $389,867,648 $(385,369,835) $— $— $9,616,572 9,616,572 $275
Total Affiliated Securities .... $5,118,759 $389,867,648 $(385,369,835) $— $— $9,616,572 $275
8. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

A summary of inputs used as of June 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 111,245,033 $ — $ — $ 111,245,033
Automobiles .......................... 407,820,000 — — 407,820,000
Banks ............................... 83,464,500 — — 83,464,500
Biotechnology ......................... 334,728,050 90,522,234 — 425,250,284
Capital Markets ........................ 565,512,050 — — 565,512,050
Chemicals ........................... 16,196,052 — — 16,196,052
Commercial Services & Supplies ........... 1,745,249 — — 1,745,249
Consumer Finance ..................... 6,245,000 — — 6,245,000
Diversified Consumer Services ............ 99,732,000 — — 99,732,000
Electric Utilities ........................ 150,224,000 — — 150,224,000
Electronic Equipment, Instruments &
Components ........................ 192,397,500 88,142,032 — 280,539,532
Entertainment ......................... 1,014,721,000 86,808,766 — 1,101,529,766
Equity Real Estate Investment Trusts (REITs) . 265,160,000 — — 265,160,000
Food Products ........................ 1,267,028 — — 1,267,028
Health Care Equipment & Supplies ......... 1,721,179,250 — — 1,721,179,250
Health Care Providers & Services .......... 199,942,924 — — 199,942,924
Health Care Technology ................. 462,349,380 — — 462,349,380
Hotels, Restaurants & Leisure ............. 147,689,500 — — 147,689,500
Industrial Conglomerates ................ 94,040,000 — — 94,040,000
Interactive Media & Services .............. 2,176,200,302 395,644,545 — 2,571,844,847
Internet & Direct Marketing Retail .......... 2,631,364,980 194,222,057 — 2,825,587,037
IT Services ........................... 3,631,334,578 543,753,056 — 4,175,087,634
Life Sciences Tools & Services ............ 1,048,033,752 474,575,608 — 1,522,609,360
Media ............................... 234,345,000 — — 234,345,000
Pharmaceuticals ....................... 255,360,000 — — 255,360,000
Professional Services ................... 165,640,000 — — 165,640,000
Road & Rail .......................... 123,174,834 — — 123,174,834
Semiconductors & Semiconductor Equipment . 2,353,687,141 10,056,661 — 2,363,743,802
Software ............................. 5,782,570,197 20,567,838 — 5,803,138,035
Specialty Retail ........................ 193,031,074 — — 193,031,074
Technology Hardware, Storage & Peripherals . 219,136,000 — — 219,136,000
Short Term Investments ................... 252,838,524 15,637,556 — 268,476,080
Total Investments in Securities ........... $24,942,374,898 $1,919,930,353
a
$— $26,862,305,251
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 2,748,027 — — 2,748,027
Capital Markets ........................ 1,251,672 — — 1,251,672
Electric Utilities ........................ 1,617,803 — — 1,617,803
Entertainment ......................... 3,824,697 — — 3,824,697
Equity Real Estate Investment Trusts (REITs) . 1,101,535 — — 1,101,535
Food & Staples Retailing ................. 1,678,828 — — 1,678,828
Health Care Equipment & Supplies ......... 9,455,223 — — 9,455,223
Health Care Technology ................. 2,196,862 — — 2,196,862
Interactive Media & Services .............. 6,363,233 2,544,268 — 8,907,501
Internet & Direct Marketing Retail .......... 11,049,889 — — 11,049,889
IT Services ........................... 14,694,245 2,842,491 — 17,536,736
Life Sciences Tools & Services ............ — 1,977,627 — 1,977,627
Media ............................... 2,036,653 — — 2,036,653
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Focused Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Personal Products ..................... $ 1,047,755 $ — $ — $ 1,047,755
Professional Services ................... 795,072 — — 795,072
Semiconductors & Semiconductor Equipment . 9,965,859 — — 9,965,859
Software ............................. 15,641,642 — — 15,641,642
Short Term Investments ................... 3,401,447 — — 3,401,447
Total Investments in Securities ........... $88,870,442 $7,364,386
b
$— $96,234,828
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 823,656,265 — — 823,656,265
Auto Components ...................... 95,541,946 — — 95,541,946
Beverages ........................... 587,799,000 — — 587,799,000
Biotechnology ......................... 405,552,120 — — 405,552,120
Building Products ...................... 295,245,480 — — 295,245,480
Capital Markets ........................ 759,485,674 — 115,232,047 874,717,721
Chemicals ........................... 479,974,507 — — 479,974,507
Commercial Services & Supplies ........... 70,464,485 — — 70,464,485
Construction Materials .................. 129,212,073 — — 129,212,073
Electric Utilities ........................ 148,026,186 — — 148,026,186
Electrical Equipment .................... 91,949,326 — — 91,949,326
Electronic Equipment, Instruments &
Components ........................ 603,408,056 — — 603,408,056
Entertainment ......................... 292,193,369 — — 292,193,369
Equity Real Estate Investment Trusts (REITs) . 219,623,095 — — 219,623,095
Food Products ........................ 43,517,603 — — 43,517,603
Health Care Equipment & Supplies ......... 1,266,491,100 — — 1,266,491,100
Health Care Providers & Services .......... 186,568,803 — — 186,568,803
Health Care Technology ................. 90,678,731 — — 90,678,731
Hotels, Restaurants & Leisure ............. 203,955,326 — — 203,955,326
Interactive Media & Services .............. 1,241,340,820 — — 1,241,340,820
Internet & Direct Marketing Retail .......... 1,180,591,912 — — 1,180,591,912
IT Services ........................... 1,397,158,854 146,158,998 — 1,543,317,852
Life Sciences Tools & Services ............ 1,040,420,574 171,516,335 — 1,211,936,909
Machinery ............................ 833,658,705 — 30,466,066 864,124,771
Media ............................... 136,524,378 — — 136,524,378
Personal Products ..................... 58,898,237 — — 58,898,237
Pharmaceuticals ....................... 981,267,447 — — 981,267,447
Professional Services ................... 508,102,071 — — 508,102,071
Road & Rail .......................... 677,277,679 — — 677,277,679
Semiconductors & Semiconductor Equipment . 1,281,506,591 — — 1,281,506,591
Software ............................. 3,364,485,489 — 24,415,344 3,388,900,833
Technology Hardware, Storage & Peripherals . 1,117,368,164 — — 1,117,368,164
Textiles, Apparel & Luxury Goods .......... 289,665,197 — — 289,665,197
Trading Companies & Distributors .......... 140,667,592 — — 140,667,592
Water Utilities ......................... 106,158,425 — — 106,158,425
Convertible Preferred Stocks ............... — — 52,933,615 52,933,615
Short Term Investments ................... 305,744,525 16,098,382 — 321,842,907
Total Investments in Securities ........... $21,454,179,805 $333,773,715
c
$223,047,072 $22,011,000,592
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,009,179,210 $ — $ — $ 1,009,179,210
Banks ............................... 2,417,041,749 379,719,920 — 2,796,761,669
Beverages ........................... 1,971,220,000 — — 1,971,220,000
Biotechnology ......................... 1,492,025,000 — — 1,492,025,000
Capital Markets ........................ 303,493,900 — — 303,493,900
Chemicals ........................... 330,832,000 789,464,266 — 1,120,296,266
Communications Equipment .............. 689,000,000 — — 689,000,000
Diversified Telecommunication Services ..... 2,579,757,965 — — 2,579,757,965
Electric Utilities ........................ 4,254,995,792 — — 4,254,995,792
Energy Equipment & Services ............. 311,498,964 — — 311,498,964
Food & Staples Retailing ................. 423,060,000 — — 423,060,000
Food Products ........................ — 249,294,164 — 249,294,164
Health Care Providers & Services .......... 388,032,000 — — 388,032,000
Health Care Technology ................. 41,888,000 — — 41,888,000
Household Products .................... 1,349,300,000 — — 1,349,300,000
Independent Power and Renewable Electricity
Producers .......................... 185,500,000 — — 185,500,000
Industrial Conglomerates ................ 214,520,400 — — 214,520,400
Insurance ............................ 209,475,000 355,522,781 — 564,997,781
IT Services ........................... 651,580,534 — — 651,580,534
Multi-Utilities .......................... 2,258,778,949 — — 2,258,778,949
Oil, Gas & Consumable Fuels ............. 4,028,930,025 — — 4,028,930,025
Personal Products ..................... — 584,378,148 — 584,378,148
Pharmaceuticals ....................... 4,246,725,000 823,752,809 — 5,070,477,809
Semiconductors & Semiconductor Equipment . 809,224,672 — — 809,224,672
Specialty Retail ........................ 318,890,000 — — 318,890,000
Tobacco ............................. 1,117,752,701 116,485,177 — 1,234,237,878
Wireless Telecommunication Services ....... — 293,326,448 — 293,326,448
Equity-Linked Securities ................... — 14,465,497,084 — 14,465,497,084
Convertible Preferred Stocks :
Capital Markets ........................ 104,031,000 — — 104,031,000
Chemicals ........................... 25,305,000 — — 25,305,000
Electric Utilities ........................ 1,179,449,500 — — 1,179,449,500
Machinery ............................ 93,385,950 — — 93,385,950
Multi-Utilities .......................... 623,164,460 — — 623,164,460
Thrifts & Mortgage Finance ............... — 27,093,750 — 27,093,750
Preferred Stocks ........................ 20,700,000 — — 20,700,000
Warrants .............................. 329,236,500 — — 329,236,500
Convertible Bonds ....................... — 82,715,625 — 82,715,625
Corporate Bonds ........................ — 16,438,565,073 — 16,438,565,073
Senior Floating Rate Interests ............... — 47,811,363 — 47,811,363
U.S. Government and Agency Securities ....... — 3,084,632,820 — 3,084,632,820
Asset-Backed Securities .................. — 58,185,715 — 58,185,715
Mortgage-Backed Securities ................ — 49,246,655 — 49,246,655
Escrows and Litigation Trusts ............... — 54,187,500 — 54,187,500
Short Term Investments ................... 1,232,069,989 4,705,586 — 1,236,775,575
Total Investments in Securities ........... $35,210,044,260 $37,904,584,884
d
$— $73,114,629,144
Liabilities:
Other Financial Instruments:
Options written .......................... $ 59,138,740 $ — $ — $ 59,138,740
$— $— $— $—
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... $ — $ 20,587,735 $ — $ 20,587,735
Mortgage-Backed Securities ................ — 4,658,176,441 — 4,658,176,441
Short Term Investments ................... 134,259,911 — — 134,259,911
Total Investments in Securities ........... $134,259,911 $4,678,764,176 $— $4,813,024,087
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 67,271,627 — 67,271,627
Electric Utilities ........................ 3,591,594,625 23,635,790 — 3,615,230,415
Gas Utilities .......................... 162,487,500 — — 162,487,500
Independent Power and Renewable Electricity
Producers .......................... 48,230,000 — — 48,230,000
Multi-Utilities .......................... 1,821,374,443 174,099,120 — 1,995,473,563
Oil, Gas & Consumable Fuels ............. 112,762,000 — — 112,762,000
Water Utilities ......................... 79,975,000 40,494,566 — 120,469,566
Corporate Bonds ........................ — 6,269,709 — 6,269,709
Short Term Investments ................... 9,616,572 — — 9,616,572
Total Investments in Securities ........... $5,826,040,140 $311,770,812
f
$— $6,137,810,952
a
Includes foreign securities valued at $1,904,292,797, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $7,364,386, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $317,675,333, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $3,591,943,713, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Statement of Investments.
f
Includes foreign securities valued at $238,229,477, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
accretion
( amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... $ — $ 80,606,075 $ — $ — $ — $ — $ — $ 34,625,972 $ 115,232,047 $ 34,625,972
Machinery ......... — 17,806,000 — — — — — 12,660,066 30,466,066 12,660,066
Software .......... — 21,671,052 — — — — — 2,744,292 24,415,344 2,744,292
Convertible Preferred
Stocks :
Software .......... — 47,006,673 — — — — — 5,926,942 52,933,615 5,926,942
Total Investments in Securities . $— $167,089,800 $— $— $— $— $— $55,957,272 $223,047,072 $55,957,272
9. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
a
Purchases include all purchases of securities and securities received in corporate actions.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
 a
Value
of Input
Increases
b
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Capital Markets
.......
$95,232,047 Market comparables Discount for lack of
marketability
18.2% Decrease
c
Machinery 30,466,066 Market comparables Discount for lack of marketability
0.0% Decrease
c
Software 24,415,344 Market comparables EV / revenue multiple 6.8x – 9.6x
(8.2x)
Increase
c
Convertible Preferred
Stocks:
Software
...........
34,184,954 Market comparables EV / revenue multiple 6.8x – 9.6x
(8.2x)
Increase
c
All Other Investments
..
38,748,661
d
Total
..................
$223,047,072
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
Selected Portfolio
ADR American Depositary Receipt
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares
9. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.